Financial Instruments - Summary of Funding Facilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Total facility	₨ 667,931	$ 9,658	₨ 571,900
Drawn	517,801	7,487	464,857
Un drawn	₨ 150,130	$ 2,171	₨ 107,043